Contingencies, Commitments and Guarantees (Guarantees - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Minimum indemnities and guarantees contractual limitation	36
Maximum indemnities and guarantees contractual limitation	$ 233
Guarantor Obligations, Maximum Exposure, Undiscounted	269
Guarantor Obligations, Current Carrying Value		1
MetLife International Insurance Company, Ltd. [Member]
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Guarantor Obligations, Maximum Exposure, Undiscounted	233	235
Guarantor Obligations, Current Carrying Value	$ 1